Taxation - Schedule of Reconciliation of Income Tax Expenses (Parenthetical) (Details)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Statutory income tax rate	25.00%	25.00%
Tax incentive subsidiaries to claim tax deduction	75.00%